Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Primary Reportable Segments

During the year ended September 30, 2025, the Company operated in three primary reportable segments, representing its operating subsidiaries QHI, DC, and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore.

	QHI	DC	DU	Other	Total
	US$	US$	US$	US$	US$

Revenue
Tuition and academic programs	1,928,160	196,371	5,425,615	-	7,550,146
Collaborative education services	-	-	818,665	-	818,665
Student accommodation and other related services	304,818	44,527	106,108	-	455,453
Application and advisory services	-	115,725	-	-	115,725
	2,232,978	356,623	6,350,388	-	8,939,989
Costs of services	440,622	128,727	2,444,770	-	3,014,119
Selling expenses and general administrative	4,191,445	648,466	3,242,236	640,884	8,723,031
Segment loss (income)	2,399,089	420,570	(663,382)	640,884	2,797,161
Depreciation expense					409,899
Stock-based compensation expense					972,879
Other income					(1,619,373)
Interest income					(37,337)
Foreign exchange gain					-
Loss before income taxes					2,523,229
Income taxes (recovery)					3,384
Net loss					2,526,613

Segmented assets	7,930,605	1,711,669	12,375,091	3,758,641	25,776,006
Goodwill allocation	-	840,855	1,811,917	-	2,652,772

During the year ended September 30, 2024, the Company operated in three primary reportable segments, representing its operating subsidiaries QHI, DC, and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore.

	QHI	DC	DU	Other	Total
	US$	US$	US$	US$	US$

Revenue
Tuition and academic programs	3,529,015	607,697	3,335,595	-	7,472,307
Collaborative education services	-	-	174,655	-	174,655
Student accommodation and other related services	-	-	107,611	-	506,584
Application and advisory services	398,973	-	-	-	-
	3,927,988	607,697	3,617,861	-	8,153,546
Costs of services	997,763	57,814	1,784,535	-	2,840,112
Selling expenses and general administrative	5,916,980	773,803	2,889,853	754,845	10,335,481
Segment loss	2,986,755	223,920	1,056,527	754,845	5,022,047
Depreciation expense					425,783
Stock-based compensation expense					1,977,187
Other income					(495,276)
Interest income					(22,731)
Foreign exchange gain					-
Loss before income taxes					6,907,010
Income taxes (recovery)					(335,826)
Net loss					6,571,184

Segmented assets	7,239,296	1,516,949	10,684,732	3,850,350	23,291,327
Goodwill allocation	-	840,855	1,811,917	-	2,652,772

During the year ended September 30, 2023, the Company operated in two primary reportable segments, representing its operating subsidiaries QHI and DU. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, DC and Skyward.

	QHI	DU	Other	Total
	US$	US$	US$	US$

Revenue
Tuition and academic programs	3,324,072	1,671,596	-	4,995,668
Collaborative education services	-	94,504	-	94,504
Student accommodation and other related services	622,308	-	-	622,308
	3,946,380	1,766,100	-	5,712,480
Costs of services	837,055	665,200	-	1,502,255
Selling expenses and general administrative	5,242,103	2,053,130	1,465,798	8,761,031
Segment loss	2,132,778	952,230	1,465,798	4,550,806
Depreciation expense				407,013
Stock-based compensation expense				2,061,810
Other income				(186,137)
Interest income				(53,089)
Foreign exchange gain				(5)
Loss before income taxes				6,780,398
Income taxes				289,464
Net loss				7,069,862

Segmented assets	8,414,389	8,540,087	2,254,660	19,209,136
Goodwill allocation	-	1,811,917	840,849	2,652,766